Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalent
Cash to be deposited	$ 356	$ 310
Cash at banks	336,546	213,306
Time deposits	9,250	19,509
Other cash equivalents	29,631	47,906
Cash and cash equivalents	375,783	281,031	$ 195,696	$ 244,865
Restricted cash on deposit as collateral	$ 964	$ 1,142